Income Tax - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Asset Tax Credit Carryover Expiring in 2017 [Member]	Dec. 31, 2011 Tax Credit Carryover Expiring in 2015	Dec. 31, 2012 Mexico Federal Tax [Member]	Dec. 17, 2012 Years 2012 and 2013 [Member] Mexico Federal Tax [Member]	Dec. 17, 2012 Year 2014 [Member] Mexico Federal Tax [Member]	Dec. 17, 2012 Year 2015 [Member] Mexico Federal Tax [Member]
Income Tax Contingency [Line Items]
Statutory income tax rate						30.00%	30.00%	29.00%	28.00%
Change in the Mexican federal tax rate	$ 0.8	$ 0	$ 0
Tax Carryovers
Net operating loss carryovers, amount					94.8
Tax credit carryover, amount				6.8
Valuation allowance on loss carryovers	$ 3.4	$ 3.4